Note 18 - Current tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Note 18 - Current tax assets and liabilities
Disclosure of detailed information about current tax assets [text block]
	Year ended December 31,
Current tax assets	2023	2022
Income tax assets	122,257	24,812
V.A.T. credits	132,972	218,009
Other prepaid taxes	1,172	315
	256,401	243,136

Disclosure of detailed information about tax liabilities [text block]
	Year ended December 31,
Current tax liabilities	2023	2022
Income tax liabilities	344,565	280,469
V.A.T. liabilities	60,047	17,228
Other taxes	83,665	78,543
	488,277	376,240